Employee Benefits (Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense) (Details) $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) yr	Oct. 31, 2024 CAD ($) yr
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 338
Defined benefit obligation at end of year	261	$ 338
Other assets in the Bank's Consolidated Balance Sheet	27,988	28,181
Other liabilities in the Bank's Consolidated Balance Sheet	(34,240)	(51,878)
Principal Pension Plans [Member]
Change in projected benefit obligation [Abstract]
Service cost - benefits earned	276	217
Net interest cost (income) on net defined benefit liability (asset)	(51)	(83)
Remeasurement (gain) loss - financial	(15)	1,155
Remeasurement gain (loss) - return on plan assets less interest income	(42)	(986)
Remeasurement (gain) loss - demographic	0	0
Remeasurement (gain) loss - experience	107	92
Past service cost	0	(35)
Excess (deficit) of plan assets at fair value over projected benefit obligation	0	0
Effect of asset limitation and minimum funding requirement	951	948
Other assets in the Bank's Consolidated Balance Sheet	951	948
Other liabilities in the Bank's Consolidated Balance Sheet	0	0
Net defined benefit asset (liability)	951	948
Net employee benefits expense [Abstract]
Current service cost, net defined benefit liability (asset)	276	217
Net interest cost (income) on net defined benefit liability (asset)	(51)	(83)
Interest cost on asset limitation and minimum funding requirement	0	11
Past service cost	0	35
Defined benefit administrative expenses	11	9
Total expense	$ 236	$ 189
Principal Pension Plans [Member] | Annual Expense [Member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.83%	5.66%
Weighted-average rate of compensation increase	2.78%	2.78%
Principal Pension Plans [Member] | Annual Expense [Member] | Male [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.2	23.2
Principal Pension Plans [Member] | Annual Expense [Member] | Male [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.1	24.1
Principal Pension Plans [Member] | Annual Expense [Member] | Female [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Principal Pension Plans [Member] | Annual Expense [Member] | Female [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	25.2	25.2
Principal Pension Plans [Member] | Projected Benefit Obligation [Member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.80%	4.83%
Weighted-average rate of compensation increase	2.79%	2.78%
Principal Pension Plans [Member] | Projected Benefit Obligation [Member] | Male [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.233	23.2
Principal Pension Plans [Member] | Projected Benefit Obligation [Member] | Male [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.242	24.1
Principal Pension Plans [Member] | Projected Benefit Obligation [Member] | Female [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.244	24.3
Principal Pension Plans [Member] | Projected Benefit Obligation [Member] | Female [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.253	25.2
Principal Pension Plans [Member] | Change in projected benefit obligation [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 8,470	$ 6,833
Service cost - benefits earned	276	217
Net interest cost (income) on net defined benefit liability (asset)	374	381
Remeasurement (gain) loss - financial	(15)	1,155
Remeasurement (gain) loss - demographic	0	0
Remeasurement (gain) loss - experience	107	92
Members' contributions	109	112
Employer's contributions	400	355
Change in foreign currency exchange rate	0	0
Past service cost	0	35
Defined benefit obligation at end of year	8,921	8,470
Net employee benefits expense [Abstract]
Current service cost, net defined benefit liability (asset)	276	217
Net interest cost (income) on net defined benefit liability (asset)	374	381
Past service cost	0	(35)
Principal Pension Plans [Member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	8,470
Defined benefit obligation at end of year	8,921	8,470
Principal Pension Plans [Member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	0
Defined benefit obligation at end of year	0	0
Principal Pension Plans [Member] | Change in plan assets [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	9,418	8,220
Net interest cost (income) on net defined benefit liability (asset)	(425)	(464)
Remeasurement gain (loss) - return on plan assets less interest income	(41)	988
Members' contributions	(109)	(112)
Employer's contributions	289	0
Benefits paid	(400)	(355)
Change in foreign currency exchange rate	0	0
Defined benefit administrative expenses	(10)	(11)
Defined benefit obligation at end of year	9,872	9,418
Net employee benefits expense [Abstract]
Net interest cost (income) on net defined benefit liability (asset)	(425)	(464)
Principal post-retirement benefit plan [Member]
Change in projected benefit obligation [Abstract]
Service cost - benefits earned	6	5
Net interest cost (income) on net defined benefit liability (asset)	17	20
Remeasurement (gain) loss - financial	5	40
Remeasurement gain (loss) - return on plan assets less interest income	0	0
Remeasurement (gain) loss - demographic	0	0
Remeasurement (gain) loss - experience	(1)	0
Past service cost	0	0
Excess (deficit) of plan assets at fair value over projected benefit obligation	0	0
Effect of asset limitation and minimum funding requirement	(405)	(397)
Other assets in the Bank's Consolidated Balance Sheet	0	0
Other liabilities in the Bank's Consolidated Balance Sheet	(405)	(397)
Net defined benefit asset (liability)	(405)	(397)
Net employee benefits expense [Abstract]
Current service cost, net defined benefit liability (asset)	6	5
Net interest cost (income) on net defined benefit liability (asset)	17	20
Interest cost on asset limitation and minimum funding requirement	0	0
Past service cost	0	0
Defined benefit administrative expenses	0	0
Total expense	$ 23	$ 25
Principal post-retirement benefit plan [Member] | Annual Expense [Member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.80%	5.71%
Weighted-average rate of compensation increase	3.00%	3.05%
Principal post-retirement benefit plan [Member] | Annual Expense [Member] | Male [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.2	23.2
Principal post-retirement benefit plan [Member] | Annual Expense [Member] | Male [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.1	24.1
Principal post-retirement benefit plan [Member] | Annual Expense [Member] | Female [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Principal post-retirement benefit plan [Member] | Annual Expense [Member] | Female [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	25.2	25.2
Principal post-retirement benefit plan [Member] | Projected Benefit Obligation [Member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.70%	4.80%
Weighted-average rate of compensation increase	3.00%	3.00%
Principal post-retirement benefit plan [Member] | Projected Benefit Obligation [Member] | Male [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.233	23.2
Principal post-retirement benefit plan [Member] | Projected Benefit Obligation [Member] | Male [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.242	24.1
Principal post-retirement benefit plan [Member] | Projected Benefit Obligation [Member] | Female [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.244	24.3
Principal post-retirement benefit plan [Member] | Projected Benefit Obligation [Member] | Female [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.253	25.2
Principal post-retirement benefit plan [Member] | Change in projected benefit obligation [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 397	$ 352
Service cost - benefits earned	6	5
Net interest cost (income) on net defined benefit liability (asset)	17	20
Remeasurement (gain) loss - financial	5	40
Remeasurement (gain) loss - demographic	0	0
Remeasurement (gain) loss - experience	(1)	0
Members' contributions	0	0
Employer's contributions	19	20
Change in foreign currency exchange rate	0	0
Past service cost	0	0
Defined benefit obligation at end of year	405	397
Net employee benefits expense [Abstract]
Current service cost, net defined benefit liability (asset)	6	5
Net interest cost (income) on net defined benefit liability (asset)	17	20
Past service cost	0	0
Principal post-retirement benefit plan [Member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	0
Defined benefit obligation at end of year		0
Principal post-retirement benefit plan [Member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	397
Defined benefit obligation at end of year	405	397
Principal post-retirement benefit plan [Member] | Change in plan assets [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	0	0
Net interest cost (income) on net defined benefit liability (asset)	0	0
Remeasurement gain (loss) - return on plan assets less interest income	0	0
Members' contributions	0	0
Employer's contributions	19	20
Benefits paid	(19)	(20)
Change in foreign currency exchange rate	0	0
Defined benefit administrative expenses	0	0
Defined benefit obligation at end of year	0	0
Net employee benefits expense [Abstract]
Net interest cost (income) on net defined benefit liability (asset)	0	0
Other pension plans [Member]
Change in projected benefit obligation [Abstract]
Service cost - benefits earned	19	15
Net interest cost (income) on net defined benefit liability (asset)	22	26
Remeasurement (gain) loss - financial	16	220
Remeasurement gain (loss) - return on plan assets less interest income	(38)	(177)
Remeasurement (gain) loss - demographic	(14)	(1)
Remeasurement (gain) loss - experience	(29)	20
Past service cost	(2)	0
Excess (deficit) of plan assets at fair value over projected benefit obligation	(26)	(21)
Effect of asset limitation and minimum funding requirement	(413)	(500)
Other assets in the Bank's Consolidated Balance Sheet	160	94
Other liabilities in the Bank's Consolidated Balance Sheet	(599)	(615)
Net defined benefit asset (liability)	(439)	(521)
Net employee benefits expense [Abstract]
Current service cost, net defined benefit liability (asset)	19	15
Net interest cost (income) on net defined benefit liability (asset)	22	26
Interest cost on asset limitation and minimum funding requirement	1	3
Past service cost	2	0
Defined benefit administrative expenses	4	5
Total expense	$ 48	$ 49
Other pension plans [Member] | Annual Expense [Member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	5.06%	5.95%
Weighted-average rate of compensation increase	1.37%	1.35%
Other pension plans [Member] | Annual Expense [Member] | Male [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	21.9	21.9
Other pension plans [Member] | Annual Expense [Member] | Male [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	22.7	22.6
Other pension plans [Member] | Annual Expense [Member] | Female [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.5	23.4
Other pension plans [Member] | Annual Expense [Member] | Female [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Other pension plans [Member] | Projected Benefit Obligation [Member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.97%	5.06%
Weighted-average rate of compensation increase	1.39%	1.37%
Other pension plans [Member] | Projected Benefit Obligation [Member] | Male [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.220	21.9
Other pension plans [Member] | Projected Benefit Obligation [Member] | Male [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.227	22.7
Other pension plans [Member] | Projected Benefit Obligation [Member] | Female [Member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.236	23.5
Other pension plans [Member] | Projected Benefit Obligation [Member] | Female [Member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years	0.244	24.3
Other pension plans [Member] | Change in projected benefit obligation [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 2,500	$ 2,264
Service cost - benefits earned	19	15
Net interest cost (income) on net defined benefit liability (asset)	116	128
Remeasurement (gain) loss - financial	16	220
Remeasurement (gain) loss - demographic	(14)	(1)
Remeasurement (gain) loss - experience	(29)	20
Members' contributions	0	0
Employer's contributions	161	149
Change in foreign currency exchange rate	10	3
Past service cost	2	0
Defined benefit obligation at end of year	2,459	2,500
Net employee benefits expense [Abstract]
Current service cost, net defined benefit liability (asset)	19	15
Net interest cost (income) on net defined benefit liability (asset)	116	128
Past service cost	(2)	0
Other pension plans [Member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	1,898
Defined benefit obligation at end of year	1,858	1,898
Other pension plans [Member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	602
Defined benefit obligation at end of year	601	602
Other pension plans [Member] | Change in plan assets [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	2,000	1,816
Net interest cost (income) on net defined benefit liability (asset)	(94)	(102)
Remeasurement gain (loss) - return on plan assets less interest income	(38)	177
Members' contributions	0	0
Employer's contributions	69	56
Benefits paid	(161)	(149)
Change in foreign currency exchange rate	10	3
Defined benefit administrative expenses	(4)	(5)
Defined benefit obligation at end of year	2,046	2,000
Net employee benefits expense [Abstract]
Net interest cost (income) on net defined benefit liability (asset)	$ (94)	$ (102)